Other operating results, net (Details narrative) $ in Millions	12 Months Ended
Jun. 30, 2018 ARS ($)
Disclosure of recognised finance lease as assets by lessee [line items]
Gain on sale of group's equity interest	$ 252
Israel
Disclosure of recognised finance lease as assets by lessee [line items]
Legal costs and expenses	435
IDB Development Corporation Ltd. [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Reversal of cumulative translation adjustment before business combination	143
Rigby [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Reverse translation generated	$ 9